Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Fair Value of Options Using Black Scholes Option Pricing Model	The fair value of the options was determined on grant date using the Black-Scholes option pricing model and using the following key assumptions:
Key Assumptions

Risk free rate	3.60% to 3.62%
Expected volatility	65%
Expected life:
Tranche 1	2.61 years
Tranche 2	3 years
Tranche 3	3.49 years
Expected dividend yield	—
Forfeiture rate	—
Share Price	$4.56

Schedule of Share Options

	Stock Options	Weighted average Exercise price
Balance as at January 1, 2025	-	-
Granted	1,583,085	$4.40
Balance as at December 31, 2025	1,583,085	$4.40
Exercisable at December 31, 2025	527,692	$4.40

Schedule of Fair Value of Restricted Stock Units

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2024	-	-
Granted	2,605,405	6.74
Vested	(938,738)	7.67
Outstanding as at December 31, 2024	1,666,667	6.21
Granted	1,500,000	3.68
Cancelled	(1,500,000)	6.21
Vested	-	-
Outstanding as at December 31, 2025	1,666,667	3.93

Schedule of Fair Value of Earnouts Granted
Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone's March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	17.5% based on an estimated market-based unsecured rate for Lifezone and consideration of calibrating the FV of the Debentures to 98.5% of par

Key inputs
Valuation Date	August 8, 2025 (date of signing)
Maturity Date	August 8, 2030
Share Price	$4.32 based on Lifezone's 30 days VWAP closing share price on the NYSE
Strike Price	$5.42/share; being 125% of the Share Price
Risk-free Rate	3.73%
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as management does not expect dividends to be distributed during the term of the warrants

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052